Accumulated Other Comprehensive Loss, Net of Tax (Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	$ (15)	$ (49)	$ (89)	$ (14)
Foreign currency translation adjustments, Before tax amount	(15)	(49)			46	(29)	(8)
Foreign currency translation adjustments, Tax	0	0	0	0	0	0	0
Foreign currency translation adjustments			(88)		46	(29)	(8)
Unrealized holding gain, Before tax amount					0	0	2
Unrealized holding gain, Tax					0	0	0
Unrealized holding gain, Net of tax amount					0	0	2
Foreign currency translation on pension funding adjustments, Before tax amount	1	13	54	(8)	(31)	8	26
Foreign currency translation on pension funding adjustments, Tax	(2)	(4)	(15)	2	9	0	(9)
Foreign currency translation on pension funding adjustments, Net of tax amount	(1)	9	39	(6)	(22)	8	17
Net actuarial (loss) gain, Before tax amount					(203)	(303)	4
Net actuarial (loss) gain, Tax					36	95	5
Net actuarial (loss) gain, Net of tax amount					(167)	(208)	9
Prior service gain, Before tax amount	2	2	3	3	0	10	0
Prior service gain, Tax					0	(3)	0
Prior service gain, Net of tax amount					0	7	0
Amortization of unrecognized actuarial loss	14	12	27	24	47	34	40
Amortization of unrecognized actuarial loss, Tax	(2)	(4)	(5)	(7)	(9)	(9)	(11)
Amortization of unrecognized actuarial loss, Net of tax amount	12	8	22	17	38	25	29
Amortization of unrecognized prior service gain, Before tax amount	(2)	(2)	(3)	(3)	(6)	(5)	(5)
Amortization of unrecognized prior service gain, Tax	1	1	1	1	1	1	1
Amortization of unrecognized prior service gain, Net of tax amount	(1)	(1)	(2)	(2)	(5)	(4)	(4)
Pension funding adjustments, Before tax amount	13	23	78	13	(193)	(256)	65
Pension funding adjustments, Tax	(3)	(7)	(19)	(4)	37	84	(14)
Pension funding adjustments, Net of tax amount	(10)	(16)	59	(9)	(156)	(172)	51
Gain on derivatives (effecitve element)			2
Reclassification adjustment, Net of tax amount	(1)	(6)	(3)	(2)
Derivative instruments adjustment, Before tax amount	14	2	(2)	7	5	(5)	9
Derivative instruments adjustment, Tax	(3)	(1)	1	(2)	(1)	2	(3)
Derivative instruments adjustment, Net of tax amount	11	1	(1)	5	4	(3)	6
Other comprehensive income, Before tax amount	12	(24)	(13)	6	(142)	(290)	68
Other comprehensive income, Tax	(6)	(8)	(18)	(6)	36	86	(17)
Other comprehensive (loss) income, Net of tax amount	6	(32)	(31)	0	(106)	(204)	51
Less: Other comprehensive income attributable to noncontrolling interests, Before tax amount	0	1	1	0	0	1	2
Less: Other comprehensive income attributable to noncontrolling interests, Tax	0	0	0	0	0	0	0
Less: Other comprehensive income attributable to noncontrolling interests, Net of tax amount	0	1	1	0	0	1	2
Other comprehensive income attributable to Willis Group Holdings, Before tax amount	12	(23)	(12)	6	(142)	(289)	70
Other comprehensive income attributable to Willis Group Holdings, Tax	(6)	(8)	(18)	(6)	36	86	(17)
Comprehensive income attributable to Willis Group Holdings, Net of tax amount	6	(31)	(30)	0	(106)	(203)	53
Interest Rate Swaps [Member]
Gain on derivatives (effective element), Before tax amount	0	5	0	3	3	13	15
Gain on derivatives (effecitve element), Tax	0	(1)	0	(1)	(1)	(3)	(4)
Gain on derivatives (effecitve element)	0	4	0	2	2	10	11
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax	(2)	(5)	(3)	(3)	(5)	(14)	(26)
Reclassification adjustment, Tax	1	1	1	1	1	4	7
Reclassification adjustment, Net of tax amount	(1)	(4)	(2)	(2)	(4)	(10)	(19)
Forward Exchange Contracts [Member]
Gain on derivatives (effective element), Before tax amount	(1)	4	(14)	7	11	3	0
Gain on derivatives (effecitve element), Tax	0	(1)	3	(2)	(2)	(1)	0
Gain on derivatives (effecitve element)	(1)	3	(11)	5	9	2	0
Other Comprehensive Income (Loss), Reclassification Adjustment on Derivatives Included in Net Income, before Tax	1	(2)	(1)	0	(4)	(7)	20
Reclassification adjustment, Tax	(1)	0	0	0	1	2	(6)
Reclassification adjustment, Net of tax amount	0	(2)	(1)	0	(3)	(5)	14
Treasury Lock [Member]
Gain on derivatives (effective element), Before tax amount	16	0	16	0
Gain on derivatives (effecitve element), Tax	(3)	0	(3)	0
Gain on derivatives (effecitve element)	$ 13	$ 0	$ 13	$ 0